Bank Premises and Equipment:	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment: [Abstract]
BANK PREMISES AND EQUIPMENT:

N O T E  D - B A N K   P R E M I S E S   A N D   E Q U I P M E N T :

Bank premises and equipment are shown as follows (in thousands):

	000000000000	000000000000	000000000000	000000000000

December 31,	Estimated Useful Lives	2011	2010	2009
Land		$5,985	$5,985	$5,986
Buildings	5 –40 years	30,494	30,359	30,233
Furniture, fixtures and equipment	3 –10 years	14,377	14,037	15,378

Totals, at cost		50,856	50,381	51,597
Less: Accumulated depreciation		22,821	20,625	20,178

Totals		$28,035	$29,756	$31,419